AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8%
	Communication Services — 1.3%
	AT&T, Inc.
122,237	5.625%, 8/1/2067	$3,055,925
	Chicken Soup For The Soul Entertainment, Inc.
22,240	Series A, 9.750%, Perpetual	31,136
		3,087,061
	Consumer Discretionary — 4.5%
	Brunswick Corporation
27,412	6.500%, 10/15/2048	689,138
18,522	6.625%, 1/15/2049	466,384
34,076	6.375%, 4/15/2049	842,018
	Dillard's Capital Trust I
29,636	7.500%, 8/1/2038	759,274
	Ford Motor Company
111,126	6.200%, 6/1/2059	2,817,044
118,533	6.000%, 12/1/2059	2,973,993
	Fossil Group, Inc.
22,226	7.000%, 11/30/2026	293,161
	Qurate Retail, Inc.
47,044	8.000%, 3/15/2031	1,861,061
		10,702,073
	Consumer Staples — 2.2%
	CHS, Inc.
62,232	Series 2, 7.100%, Perpetual (a)	1,590,028
72,969	Series 3, 6.750%, Perpetual (a)	1,816,928
76,676	Series 4, 7.500%, Perpetual	1,966,739
		5,373,695
	Energy — 5.1%
	Energy Transfer LP
71,141	Series C, 10.156%, Perpetual (a)	1,819,787
70,380	Series D, 10.364%, Perpetual (a)	1,801,024
118,533	Series E, 7.600%, Perpetual (a)	2,965,695
	NuStar Energy LP
33,560	Series A, 12.405%, (3 mo. Term SOFR US + 7.028%), Perpetual	866,519
57,045	Series B, 11.282%, (3 mo. Term SOFR US + 5.905%), Perpetual	1,466,057
25,559	Series C, 12.526%, (3 mo. Term SOFR US + 7.142%), Perpetual	658,655
	NuStar Logistics LP
59,638	12.310%, (3 mo. Term SOFR US + 6.996%), 1/15/2043	1,542,239
	Seapeak LLC
18,522	9.000%, Perpetual	453,048
25,189	Series B, 8.500%, Perpetual (a)	612,597
		12,185,621
	Financials — 71.1% (b)
	ACRES Commercial Realty Corporation
17,779	Series C, 8.625%, Perpetual (a)	422,251
	AGNC Investment Corporation
48,154	Series C, 10.687%, (3 mo. Term SOFR US + 5.373%), Perpetual	1,231,298
34,820	Series D, 6.875%, Perpetual (a)	852,045
59,638	Series E, 6.500%, Perpetual (a)	1,448,607
85,194	Series F, 6.125%, Perpetual (a)	1,967,130
22,226	Series G, 7.750%, Perpetual (a)	504,752
	Allstate Corporation
74,083	8.743%, (3 mo. Term SOFR US + 3.427%), 1/15/2053	1,906,156
	American Equity Investment Life Holding Company
59,265	Series A, 5.950%, Perpetual (a)	1,370,799
44,447	Series B, 6.625%, Perpetual (a)	1,119,620
	American Financial Group, Inc.
18,522	5.875%, 3/30/2059	455,271
	American International Group, Inc.
74,083	Series A, 5.850%, Perpetual	1,820,219
	Annaly Capital Management, Inc.
106,678	Series F, 10.585%, (3 mo. Term SOFR US + 5.255%), Perpetual	2,722,424
62,969	Series G, 9.764%, (3 mo. Term SOFR US + 4.434%), Perpetual	1,584,300
65,562	Series I, 6.750%, Perpetual (a)	1,637,739
	Arbor Realty Trust, Inc.
42,014	Series F, 6.250%, Perpetual (a)	777,259
	Argo Group International Holdings, Inc.
22,226	7.000%, Perpetual (a)	528,090
	Aspen Insurance Holdings, Ltd.
40,747	9.652%, Perpetual (a)	1,048,420
	Associated Banc Corporation
44,447	6.625%, 3/1/2033 (a)	1,014,725
	Athene Holding, Ltd.
127,793	Series A, 6.350%, Perpetual (a)	3,038,918
88,900	Series C, 6.375%, Perpetual (a)	2,217,166
	Atlanticus Holdings Corporation
22,061	6.125%, 11/30/2026	511,595
	B. Riley Financial, Inc.
22,210	6.750%, 5/31/2024	552,141
21,695	6.375%, 2/28/2025	466,659
32,216	5.500%, 3/31/2026	595,030
26,749	6.500%, 9/30/2026	467,573
48,109	5.000%, 12/31/2026	746,652
39,421	6.000%, 1/31/2028	614,968
60,078	5.250%, 8/31/2028	852,507
	Banc of California, Inc.
76,045	Series F, 7.750%, Perpetual (a)(c)	1,711,013
	Bank of America Corporation
31,115	Series 02, 6.298%, (3 mo. Term SOFR US + 0.912%), Perpetual	650,304
21,889	Series 4, 6.398%, (3 mo. Term SOFR US + 1.012%), Perpetual	483,528
43,505	Series 5, 6.129%, (3 mo. Term SOFR US + 0.762%), Perpetual	945,364
32,041	Series E, 5.991%, (3 mo. Term SOFR US + 0.612%), Perpetual	728,292
140,560	Series GG, 6.000%, Perpetual	3,551,951
88,638	Series HH, 5.875%, Perpetual	2,216,836
109,313	Series K, 6.450%, 12/15/2066	2,811,530
	Brighthouse Financial, Inc.
62,969	Series A, 6.600%, Perpetual	1,563,520
59,638	Series B, 6.750%, Perpetual	1,519,576
	Charles Schwab Corporation
111,126	Series D, 5.950%, Perpetual	2,819,267
	Chimera Investment Corporation
48,154	Series B, 8.000%, Perpetual (a)	1,160,030
38,524	Series C, 7.750%, Perpetual (a)	787,816
29,636	Series D, 8.000%, Perpetual (a)	708,300
	Citigroup, Inc.
81,490	Series J, 9.632%, (3 mo. Term SOFR US + 4.302%), Perpetual	2,124,444
	Citizens Financial Group, Inc.
44,447	Series D, 6.350%, Perpetual (a)	1,078,729
	Compass Diversified Holdings
14,818	Series A, 7.250%, Perpetual	379,341
14,818	Series B, 7.875%, Perpetual (a)	366,746
17,042	Series C, 7.875%, Perpetual	427,754
	ConnectOne Bancorp, Inc.
17,042	Series A, 5.250%, Perpetual (a)	320,730
	Crescent Capital BDC, Inc.
16,536	5.000%, 5/25/2026 (f)	387,604
	Dynex Capital, Inc.
16,522	Series C, 6.900%, Perpetual (a)	391,406
	Ellington Financial, Inc.
17,042	6.750%, Perpetual (a)	408,326
17,855	Series B, 6.250%, Perpetual (a)	372,455
14,818	Series C, 8.625%, Perpetual (a)	359,929
	Enstar Group, Ltd.
59,265	Series D, 7.000%, Perpetual (a)	1,507,703
16,298	Series E, 7.000%, Perpetual	405,005
	Fifth Third Bancorp
29,636	Series A, 6.000%, Perpetual	736,751
66,672	Series I, 9.302%, Perpetual (a)	1,708,803
	First Horizon National Corporation
14,818	Series D, 6.100%, Perpetual (a)	363,189
	FNB Corporation
17,543	7.250%, Perpetual (a)	437,698
	Gladstone Investment Corporation
18,958	5.000%, 5/1/2026	443,807
19,936	4.875%, 11/1/2028	443,576
	Goldman Sachs Group, Inc.
111,122	Series A, 6.381%, (3 mo. Term SOFR US + 1.012%), Perpetual	2,488,022
29,636	Series C, 6.318%, (3 mo. Term SOFR US + 1.012%), Perpetual	662,365
200,019	Series D, 6.301%, (3 mo. Term SOFR US + 0.932%), Perpetual	4,408,418
103,715	Series K, 6.375%, Perpetual (a)	2,666,513
	Granite Point Mortgage Trust, Inc.
30,481	Series A, 7.000%, Perpetual (a)	541,038
	Hancock Whitney Corporation
25,559	6.250%, 6/15/2060	622,362
	Hartford Financial Services Group, Inc.
51,118	Series G, 6.000%, Perpetual	1,268,238
	Heartland Financial USA, Inc.
17,042	Series E, 7.000%, Perpetual (a)	425,368
	Huntington Bancshares, Inc.
48,154	Series J, 6.875%, Perpetual (a)	1,171,105
	Invesco Mortgage Capital, Inc.
16,141	Series B, 7.750%, Perpetual (a)	376,408
27,845	Series C, 7.500%, Perpetual (a)	615,931
	JPMorgan Chase & Company
215,680	Series DD, 5.750%, Perpetual	5,357,490
235,228	Series EE, 6.000%, Perpetual	5,906,574
	Kemper Corporation
22,226	5.875%, 3/15/2062 (a)	465,412
	KeyCorp
88,900	6.200%, Perpetual (a)	1,986,915
74,083	Series E, 6.125%, Perpetual (a)	1,772,806
	M&T Bank Corporation
37,043	Series H, 5.625%, Perpetual (a)	899,404
	Merchants Bancorp
21,115	8.250%, Perpetual (a)	533,576
18,522	Series B, 6.000%, Perpetual (a)	453,789
	MetLife, Inc.
88,900	Series A, 6.646%, (3 mo. Term SOFR US + 1.262%), Perpetual	2,122,043
119,273	Series E, 5.625%, Perpetual	2,917,418
	MFA Financial, Inc.
17,042	8.875%, 2/15/2029	425,880
40,747	Series C, 6.500%, Perpetual (a)	865,874
	Midland States Bancorp, Inc.
17,042	7.750%, Perpetual (a)	422,471
	Morgan Stanley
106,717	Series A, 6.276%, (3 mo. Term SOFR US + 0.962%), Perpetual	2,441,685
83,675	Series E, 7.125%, Perpetual (d)	2,124,508
82,464	Series F, 6.875%, Perpetual (d)	2,087,988
97,016	Series I, 6.375%, Perpetual (d)	2,434,131
97,016	Series K, 5.850%, Perpetual (d)	2,396,295
	National Rural Utilities Cooperative Finance Corporation
37,043	Series US, 5.500%, 5/15/2064	916,814
	New Mountain Finance Corporation
17,042	8.250%, 11/15/2028	441,558
	New York Community Bancorp, Inc.
76,710	Series A, 6.375%, Perpetual (a)	1,554,145
	New York Mortgage Trust, Inc.
22,623	Series D, 8.000%, Perpetual (a)	489,335
27,200	Series E, 7.875%, Perpetual (a)	627,232
21,262	Series F, 6.875%, Perpetual (a)	413,121
	NewtekOne, Inc.
17,042	5.500%, 2/1/2026	399,976
	Old National Bancorp
16,002	Series A, 7.000%, Perpetual	401,650
18,149	Series C, 7.000%, Perpetual	455,903
	PennyMac Mortgage Investment Trust
17,042	Series A, 8.125%, Perpetual (d)	406,622
28,893	Series B, 8.000%, Perpetual (d)	681,297
	Popular Capital Trust II
14,968	6.125%, 12/1/2034	378,840
	Prudential Financial, Inc.
83,714	5.625%, 8/15/2058	2,081,130
	Ready Capital Corporation
30,565	5.750%, 2/15/2026	732,032
15,499	6.200%, 7/30/2026	368,721
	Regions Financial Corporation
74,083	Series B, 6.375%, Perpetual (a)	1,805,403
74,083	Series C, 5.700%, Perpetual (a)	1,659,459
	Reinsurance Group of America, Inc.
59,265	5.750%, 6/15/2056 (a)	1,513,035
	RenaissanceRe Holdings, Ltd.
37,043	Series F, 5.750%, Perpetual	922,000
	Rithm Capital Corporation
22,965	Series A, 7.500%, Perpetual (a)	555,523
41,711	Series B, 7.125%, Perpetual (a)	990,636
58,909	Series C, 6.375%, Perpetual (a)	1,290,696
68,896	Series D, 7.000%, Perpetual (a)	1,577,029
	Saratoga Investment Corporation
15,631	Series 2027, 6.000%, 4/30/2027	374,362
	SiriusPoint, Ltd.
29,636	Series B, 8.000%, Perpetual (a)	749,494
	SLM Corporation
9,303	Series B, 7.346%, (3 mo. Term SOFR US + 1.962%), Perpetual	651,210
	State Street Corporation
111,126	Series D, 5.900%, Perpetual (d)	2,798,153
74,083	Series G, 5.350%, Perpetual (d)	1,793,549
	Stifel Financial Corporation
23,706	Series B, 6.250%, Perpetual	582,931
33,340	Series C, 6.125%, Perpetual	818,830
	Synovus Financial Corporation
29,636	Series D, 8.920%, (3 mo. Term SOFR US + 3.614%), Perpetual	729,342
51,858	Series E, 5.875%, Perpetual (a)	1,231,109
	Trinity Capital, Inc.
27,043	7.000%, 1/16/2025	679,050
	Truist Financial Corporation
25,562	Series I, 6.098%, (3 mo. Term SOFR US + 0.792%), Perpetual (c)	559,041
	Two Harbors Investment Corporation
18,839	Series A, 8.125%, Perpetual (a)	423,124
38,670	Series B, 7.625%, Perpetual (a)	841,073
36,422	Series C, 7.250%, Perpetual (a)	795,821
	Unum Group
44,447	6.250%, 6/15/2058	1,118,287
	US Bancorp
2,129	Series A, 6.588%, (3 mo. Term SOFR US + 1.282%), Perpetual	1,788,381
148,165	Series B, 6.176%, (3 mo. Term SOFR US + 0.862%), Perpetual	3,129,245
85,194	Series K, 5.500%, Perpetual	2,082,993
	Valley National Bancorp
17,042	Series A, 6.250%, Perpetual (a)	358,564
14,818	Series B, 9.170%, (3 mo. Term SOFR US + 3.840%), Perpetual	341,407
	Voya Financial, Inc.
44,447	Series B, 5.350%, Perpetual (a)	1,063,172
	W.R. Berkley Corporation
27,412	5.700%, 3/30/2058	683,929
	Wells Fargo & Company
124,457	Series R, 6.625%, Perpetual (d)	3,145,028
102,235	Series Y, 5.625%, Perpetual	2,492,489
	WesBanco, Inc.
22,226	Series A, 6.750%, Perpetual (a)	543,648
	Western Alliance Bancorp
44,447	Series A, 4.250%, Perpetual (a)	764,933
	Wintrust Financial Corporation
18,522	Series D, 6.500%, Perpetual (a)	451,011
42,597	Series E, 6.875%, Perpetual (a)	1,046,608
		170,354,605
	Health Care — 0.1%
	CareCloud, Inc.
16,766	Series A, 11.000%, Perpetual	125,745

	Industrials — 3.1%
	Air Lease Corporation
37,043	Series A, 6.150%, Perpetual (a)	923,112
	Atlas Corporation
18,867	Series D, 7.950%, Perpetual	447,903
33,431	Series H, 7.875%, Perpetual	810,701
	Babcock & Wilcox Enterprises, Inc.
28,600	8.125%, 2/28/2026	570,570
22,438	6.500%, 12/31/2026	374,490
28,407	Series A, 7.750%, Perpetual	316,738
	FTAI Aviation, Ltd.
15,482	Series A, 8.250%, Perpetual (a)	387,669
18,299	Series B, 8.000%, Perpetual (a)	457,109
15,555	Series C, 8.250%, Perpetual (a)	387,320
	Global Ship Lease, Inc.
16,148	8.750%, Perpetual	412,743
	Steel Partners Holdings LP
23,461	Series A, 6.000%, 2/7/2026	558,372
	Textainer Group Holdings, Ltd.
22,226	7.000%, Perpetual (a)	556,984
	Triton International, Ltd.
21,297	8.000%, Perpetual	539,879
25,929	7.375%, Perpetual	663,263
		7,406,853
	Information Technology — 0.2%
	Synchronoss Technologies, Inc.
21,008	8.375%, 6/30/2026	414,908

	Real Estate — 2.6%
	American Homes 4 Rent
17,042	Series H, 6.250%, Perpetual	417,699
	DiamondRock Hospitality Company
17,632	8.250%, Perpetual	447,853
	Digital Realty Trust, Inc.
31,116	Series K, 5.850%, Perpetual	761,719
	Public Storage
41,487	Series F, 5.150%, Perpetual	1,024,314
44,447	Series G, 5.050%, Perpetual	1,095,619
42,227	Series H, 5.600%, Perpetual	1,067,921
	Realty Income Corporation
25,559	Series A, 6.000%, Perpetual	636,419
	Regency Centers Corporation
17,042	Series A, 6.250%, Perpetual	417,529
17,042	Series B, 5.875%, Perpetual	422,642
		6,291,715
	Utilities — 9.6%
	Algonquin Power & Utilities Corporation
51,858	Series 19-A, 6.200%, 7/1/2079 (a)	1,284,523
	CMS Energy Corporation
29,636	5.625%, 3/15/2078	732,306
41,487	5.875%, 10/15/2078	1,024,314
93,341	5.875%, 3/1/2079	2,311,123
	Duke Energy Corporation
74,083	5.625%, 9/15/2078	1,877,263
148,165	Series A, 5.750%, Perpetual	3,714,497
	NextEra Energy Capital Holdings, Inc.
101,862	Series N, 5.650%, 3/1/2079	2,580,164
	NiSource, Inc.
74,083	Series B, 6.500%, Perpetual (a)	1,870,596
	SCE Trust III
40,747	Series H, 5.750%, Perpetual (a)	1,015,415
	SCE Trust IV
48,154	Series J, 5.375%, Perpetual (a)	1,099,356
	SCE Trust V
44,447	Series K, 5.450%, Perpetual (a)	1,072,506
	Sempra
112,236	5.750%, 7/1/2079	2,775,596
	Spire, Inc.
37,043	Series A, 5.900%, Perpetual	907,554
	Tennessee Valley Authority
38,000	Series D, 2.134%, (30 Year U.S. Treasury + 0.940%), 6/1/2028	849,300
		23,114,513
	TOTAL PREFERRED STOCKS (Cost $233,918,869)	239,056,789

	SHORT-TERM INVESTMENTS — 0.8%
1,939,883	Invesco Government & Agency Portfolio - Class Institutional, 5.24% (e)	1,939,883
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,939,883)	1,939,883

	TOTAL INVESTMENTS (Cost $235,858,752) — 100.6%	240,996,672
	Liabilities in Excess of Other Assets — (0.6)%	(1,370,805)
	NET ASSETS — 100.0%	$239,625,867

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

SOFR Secured Overnight Financing Rate

(a) Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of January 31, 2024.

(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Non-income producing security.
(d) Variable rate security. Rate disclosed is the rate in effect as of January 31, 2024.
(e) Rate shown is the annualized seven-day yield as of January 31, 2024. (f) Affiliated security.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

AAM Low Duration Preferred and Income Securities ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Preferred Stocks	$239,056,789	$–	$–	$239,056,789
Short-Term Investments	1,939,883	–	–	1,939,883
Total Investments in Securities	$240,996,672	$–	$–	$240,996,672

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.

Transactions with Affiliated Securities (Unaudited)

Investments in Crescent Capital BDC, Inc.
Value at October 31, 2023	$446,940
Purchases at Cost	64,008
Proceeds from Sales	(123,520)
Net Realized Gain (Loss)	(7,599)
Change in Unrealized Appreciation (Depreciation)	7,775
Value at January 31, 2024	$387,604
Shares Held at January 31, 2024	16,536
Dividend Income	$6,076